DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED CHARGES [Abstract]
Deferred arrangement fees and other deferred financing charges	$ 19,684	$ 11,280
Accumulated amortization	(4,661)	(3,538)
Deferred charges	15,023	7,742
Amortization of deferred charges	$ 1,123	$ 931	$ 2,999